Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom 2050 Portfolio

September 30, 2020

VF-2050-QTLY-1120
1.903287.111

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 49.6%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	109,490	$4,894,198
VIP Equity-Income Portfolio Initial Class (a)	245,775	5,146,519
VIP Growth & Income Portfolio Initial Class (a)	303,180	5,875,637
VIP Growth Portfolio Initial Class (a)	54,155	5,008,830
VIP Mid Cap Portfolio Initial Class (a)	44,659	1,428,182
VIP Value Portfolio Initial Class (a)	293,016	3,776,982
VIP Value Strategies Portfolio Initial Class (a)	173,575	1,848,579
TOTAL DOMESTIC EQUITY FUNDS
(Cost $25,096,758)		27,978,927

International Equity Funds - 41.5%
VIP Emerging Markets Portfolio Initial Class (a)	760,842	9,175,760
VIP Overseas Portfolio Initial Class (a)	596,676	14,194,932
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $20,187,743)		23,370,692

Bond Funds - 8.7%
Fidelity Inflation-Protected Bond Index Fund (a)	101,926	1,119,144
Fidelity Long-Term Treasury Bond Index Fund (a)	75,915	1,280,687
VIP High Income Portfolio Initial Class (a)	213,543	1,123,235
VIP Investment Grade Bond Portfolio Initial Class (a)	97,387	1,374,132
TOTAL BOND FUNDS
(Cost $4,477,113)		4,897,198

Short-Term Funds - 0.2%
VIP Government Money Market Portfolio Initial Class 0.01% (a)(b)
(Cost $112,195)	112,195	112,195
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $49,873,809)		56,359,012
NET OTHER ASSETS (LIABILITIES) - 0.0%		(6,442)
NET ASSETS - 100%		$56,352,570

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$904,084	$596,058	$463,231	$2,107	$765	$81,468	$1,119,144
Fidelity Long-Term Treasury Bond Index Fund	1,140,494	782,322	854,810	17,948	76,786	135,895	1,280,687
VIP Contrafund Portfolio Initial Class	3,856,590	1,916,522	1,657,550	24,336	1,114	777,522	4,894,198
VIP Emerging Markets Portfolio Initial Class	6,276,851	4,355,027	1,365,438	592,541	(29,524)	(61,156)	9,175,760
VIP Equity-Income Portfolio Initial Class	4,073,007	2,530,343	962,938	196,836	(58,921)	(434,972)	5,146,519
VIP Government Money Market Portfolio Initial Class 0.01%	452,878	1,722,201	2,062,884	2,400	--	--	112,195
VIP Growth & Income Portfolio Initial Class	4,643,886	2,972,363	1,138,369	251,632	(67,936)	(534,307)	5,875,637
VIP Growth Portfolio Initial Class	3,941,747	2,074,369	1,703,035	364,512	(5,740)	701,489	5,008,830
VIP High Income Portfolio Initial Class	906,306	532,826	285,933	7,343	(10,321)	(19,643)	1,123,235
VIP Investment Grade Bond Portfolio Initial Class	1,106,583	1,129,376	935,978	4,917	(215)	74,366	1,374,132
VIP Mid Cap Portfolio Initial Class	1,131,076	639,884	356,723	1,952	(13,049)	26,994	1,428,182
VIP Overseas Portfolio Initial Class	12,222,930	5,455,041	3,896,349	58,436	(117,543)	530,853	14,194,932
VIP Value Portfolio Initial Class	2,992,189	2,278,912	988,558	125,967	(79,709)	(425,852)	3,776,982
VIP Value Strategies Portfolio Initial Class	1,466,200	1,146,374	496,481	80,898	(52,320)	(215,194)	1,848,579
	$45,114,821	$28,131,618	$17,168,277	$1,731,825	$(356,613)	$637,463	$56,359,012

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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